Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
SEP 17 2007
1086

September 17, 2007

07073907

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-33086 CERT NYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LUNDIN MINING CORPORATION? Common shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 17, 2007. Tentative listing date – September 20, 2007.

Sincerely,

PROCESSED
SEP 20 2007
THOMSON
FINANCIAL

END